Note 14 - Employee Incentive Schemes - Performance Shares Unvested Activity (Details) - Performance Shares [Member] - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares (in shares)	7,275,000	0
Rights exercisable shares (in shares)	0
Exercise Price Range 1 [Member]
Exercise price (in AUD per share)	$ 0
Shares (in shares)	150,000
Weighted average remaining life in years (Year)	0 years
Rights exercisable shares (in shares)	0
Exercise Price Range 2 [Member]
Exercise price (in AUD per share)	$ 0
Shares (in shares)	6,750,000
Weighted average remaining life in years (Year)	3 years
Rights exercisable shares (in shares)	0
Exercise Price Range 3 [Member]
Exercise price (in AUD per share)	$ 0
Shares (in shares)	375,000
Weighted average remaining life in years (Year)	1 year
Rights exercisable shares (in shares)	0